Shareholders’ Equity - Schedule of Expenses Recognized (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Expenses Recognized [Line Items]
Total	$ 398	$ 35
Research and development expenses [Member]
Schedule of Expenses Recognized [Line Items]
Total	2	28
General and administrative expenses [Member]
Schedule of Expenses Recognized [Line Items]
Total	$ 396	$ 7